UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			February 10, 2009
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		69
Form 13F Information Table Value Total:		92,237
List of Other Included Managers:		NONE


FORM 13F INFORMATION TABLE


NAME OF ISSUER	        TITLE OF CLASS  CUSIP      VALUE 	SHARES/	SH/ PUT/  INVSTMT  OTHER  VOTING AUTHORITY
			 		      	  (x$1000) 	PRN AMT	PRN CALL  DSCRETN MANAGERS SOLE	 SHARED	NONE
3M Co                         COM   	88579Y101   1450	17535	SH 	  SOLE		   17535
Abbott Laboratories           COM  	002824100   2237	41441	SH 	  SOLE		   41441
Air Products & Chemicals Inc  COM  	009158106   2272	28025	SH 	  SOLE		   28025
Amgen Inc.                    COM  	031162100   854		15098	SH 	  SOLE		   15098
Anadarko Petroleum Corp       COM  	032511107   142		2280	SH 	  SOLE		   2280
Apache Corp                   COM  	037411105   2583	25036	SH 	  SOLE		   25036
Applied Materials Inc         COM  	038222105   1368	98135	SH	  SOLE		   98135
AT&T Inc.                     COM  	00206R102   113		4045	SH	  SOLE		   4045
Automatic Data Processing Inc COM 	053015103   1778	41511	SH 	  SOLE		   41511
Axcelis Technologies, Inc.    COM  	054540109   141		100000	SH 	  SOLE		   100000
Baker Hughes Inc              COM  	057224107   792		19563	SH 	  SOLE		   19563
Bank Of America Corp          COM  	060505104   199		13200	SH	  SOLE		   13200
Bank of New York Mellon       COM  	064058100   484		17299	SH	  SOLE		   17299
Baxter International          COM  	071813109   1260	21468	SH 	  SOLE		   21468
Berkshire Hathaway Cl. B     CL B  	084670207   1594	485	SH	  SOLE		   485
Biogen Idec Inc               COM  	09062X103   111		2070	SH	  SOLE		   2070
BP plc                   SPONSORED ADR 	055622104   1774	30604	SH 	  SOLE		   30604
Bunge Ltd                     COM	G16962105   1369	21450	SH 	  SOLE		   21450
Callidus Software Inc.        COM	13123E500   196		65000	SH	  SOLE		   65000
Centurytel Inc.               COM	156700106   165		4570	SH 	  SOLE		   4570
Charles Riv Laboratories Intl COM	159864107   691		20525	SH	  SOLE		   20525
Chevrontexaco Corp            COM       166764100   126         1642    SH        SOLE             1642
Church & Dwight Co Inc        COM	171340102   1092	18070	SH	  SOLE		   18070
Cisco Systems                 COM	17275R102   197		8221	SH 	  SOLE		   8221
CLARCOR Inc                   COM	179895107   1791	55200	SH	  SOLE		   55200
Disney Walt Co              COM DISNEY	254687106   241		7464	SH 	  SOLE		   7464
Dominion Res Inc              COM	25746U109   1014	26056	SH 	  SOLE		   26056
Dow Chemical Company          COM	260543103   729		26385	SH 	  SOLE		   26385
Du Pont E I De Nemours & Co   COM	263534109   434		12900	SH	  SOLE		   12900
Duke Energy Corp.             COM	26441C105   664		38601	SH 	  SOLE		   38601
Emerson Electric Co           COM	291011104   398		9354	SH 	  SOLE		   9354
Energy XXI (Bermuda) LTD    COM SHS	G10082108   231		100000	SH	  SOLE		   100000
Exxon Mobil Corporation       COM	30231G102   2390	35050	SH 	  SOLE		   35050
Fiserv Inc                    COM	337738108   3677	75850	SH 	  SOLE		   75850
General Electric              COM	369604103   883		58345	SH 	  SOLE		   58345
Genzyme Corporation           COM	372917104   163		3326	SH	  SOLE		   3326
Hewlett-Packard Company       COM	428236103   764		14828	SH 	  SOLE		   14828
Intel Corp                    COM	458140100   1994	97755	SH 	  SOLE		   97755
Int'l Business Machine        COM	459200101   555		4240	SH 	  SOLE		   4240
iShares GS Investo     IBOXX INV CPBD  	464287242   985		9455	SH	  SOLE		   9455
iShares MSCI EAFE Index MSCI EAFE INDEX	464287465   5861	106020	SH 	  SOLE		   106020
iShares MSCI Emerg Mkts MSCI EMERG MKT	464287234   916		22075	SH 	  SOLE		   22075
Johnson & Johnson             COM	478160104   4001	62110	SH 	  SOLE		   62110
JP Morgan Chase & Co          COM	46625H100   753		18080	SH 	  SOLE		   18080
Maxim Integrated Products     COM	57772K101   299		14731	SH 	  SOLE		   14731
Medtronic Inc                 COM	585055106   2126	48347	SH 	  SOLE		   48347
Microsoft Corp                COM	594918104   1355	44466	SH 	  SOLE		   44466
Nisource Inc Hldg Co          COM	65473P105   495		32198	SH 	  SOLE		   32198
Northrop Grumman Corp         COM	666807102   2187	39150	SH 	  SOLE		   39150
Pepsico                       COM	713448108   6127	100773	SH 	  SOLE		   100773
Pfizer                        COM	717081103   128		7062	SH 	  SOLE		   7062
Procter & Gamble Co           COM	742718109   3352	55287	SH 	  SOLE		   55287
Qualcomm Inc                  COM	747525103   1374	29700	SH	  SOLE		   29700
Reliance Steel & Aluminum     COM	759509102   2122	49100	SH 	  SOLE		   49100
S&P 500 Depository Receipts UNIT SER 1	78462F103   6015	53975	SH 	  SOLE		   53975
S&P MidCap SPDRs            UNIT SER 1	595635103   376		2851	SH 	  SOLE		   2851
Schlumberger Ltd              COM	806857108   221		3393	SH 	  SOLE		   3393
Seagate Technology Hldgs      SHS	G7945J104   591		32500	SH 	  SOLE		   32500
State Street                  COM	857477103   2384	54747	SH 	  SOLE		   54747
Statoil ASA ADR          SPONSORED ADR	85771P102   1586	63672	SH 	  SOLE		   63672
Stryker Corp                  COM	863667101   2163	42945	SH 	  SOLE		   42945
Sysco Corporation             COM	871829107   472		16910	SH	  SOLE		   16910
Target Corporation            COM	87612E106   295		6095	SH 	  SOLE		   6095
Thermo Fisher Scientific      COM       883556102   802         16825   SH        SOLE             16825
Toronto Dominion Bank New     COM NEW	891160509   621		9902	SH 	  SOLE		   9902
VCA Antech Inc                COM	918194101   906		36350	SH 	  SOLE		   36350
Vodafone Group Plc ADR   SPONS ADR NEW	92857W209   229		9909	SH 	  SOLE		   9909
Wal-Mart Stores Inc           COM	931142103   2464	46097	SH 	  SOLE		   46097
Walgreen Co                   COM	931422109   2115	57607	SH	  SOLE		   57607
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